Related-Party Balances and Transactions (Details 2) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Balances and transactions with related parties
Revenue		R$ 818	R$ 711	R$ 1,218	R$ 1,449
Expense		63,620	41,630	95,793	106,881
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Expense	[1]	26,890	17,958	35,884	60,999
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Revenue	[2]	817	564	1,208	1,032
Expense	[2]	23,994	12,882	35,962	25,803
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Expense			124	7	247
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Expense	[3]	10,828	5,468	16,836	12,010
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Expense		1,908	5,198	6,884	7,822
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Revenue			39		110
Affiliated companies - Others
Balances and transactions with related parties
Revenue		R$ 1	R$ 108	10	R$ 307
Expense				R$ 220

[1]	Shared services costs mainly related to (i) payroll costs, (ii) IT structure / software and (iii) property rental costs that are incurred by the parent company UOL and are charged to PagSeguro pursuant arm’s length contractual agreements. Such costs are included in administrative expenses. The decrease in the balance refers to payroll taxes related to LTIP in the six-month period ended June 30, 2019 which amounted to R$ 3,809 (R$ 34,193 in June 30, 2018) that are paid by the parent company UOL and reimbursed by PagSeguro.
[2]	Sale of services related to advertising incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to arm’s length contractual agreements.
[3]	Sale of services from the affiliated company UOL Diveo related to technical support in hosting and colocation services (started in 2016) and are charged to PagSeguro Brazil pursuant to arm’s length contractual agreements.